Revenue (Tables)	12 Months Ended
Jun. 30, 2018
Revenue [abstract]
Disclosure of detailed information about revenue

	US dollar
Figures in million	2018	2017	2016

Gold sales	1 491	1 363	1 264
Hedging gain¹	93	53	—

Total revenue	1 584	1 416	1 264

[1] Relates to the realised effective portion of the Rand gold hedge. Refer to note 20 for further information.